UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Net income for the period	$ 11,041	$ 8,156	$ 19,689	$ 8,356
Actuarial losses on post-employment defined benefit plans
Recognized in equity		1,722		1,719
Deferred income tax		(585)		(585)
Actuarial gains (losses) on defined benefit pension plans, net		1,137		1,134
Unrealized gains (losses) on cash flow hedge - highly probable future exports
Recognized in equity	(6,523)	8,042	5,073	2,451
Reclassified to the statement of income	1,108	1,194	2,488	2,307
Deferred income tax	1,841	(3,140)	(2,571)	(1,617)
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net	(3,574)	6,096	4,990	3,141
Translation adjustments
Recognized in equity	(4,283)	1,682	614	869
Reclassified to the statement of income				34
Cumulative translation adjustments, net	(4,283)	1,682	614	903
Share of other comprehensive income in equity-accounted investments
Recognized in equity	(105)	253	145	141
Other comprehensive income (loss)	(7,962)	9,168	5,749	5,319
Total comprehensive income	3,079	17,324	25,438	13,675
Comprehensive income attributable to shareholders of Petrobras	3,102	17,299	25,341	13,651
Comprehensive income (loss) attributable to non-controlling interests	$ (23)	$ 25	$ 97	$ 24